UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22301
GROWTH CAPITAL TEI PORTFOLIO, LLC
(Exact name of registrant as specified in charter)
3801 PGA BLVD., SUITE 555
PALM BEACH GARDENS, FL 33410
(Address of principal executive offices) (Zip code)
Ginny Neal
GenSpring Family Offices, LLC
3801 PGA Blvd., Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)
Registrant’s telephone number, including area code: (561) 746-8444
Date of fiscal year end: March 31
Date of reporting period: July 1, 2009 through June 30, 2010
     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010
The Registrant did not vote any proxies during the reporting period. The Registrant invests substantially all of its assets in Growth Capital Master Portfolio, LLC, typically referred to as a “master portfolio company,” and the securities issued by that master portfolio company do not convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with equity securities issued by operating companies.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Growth Capital TEI Portfolio, LLC

By:	/s/ Ginny R. NeaL
Ginny R. Neal
Secretary
Date: July 29, 2010